Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Revenue	$ 290,245	$ 313,396	$ 264,877
Asia
Total Revenue	179,256	208,690	167,670
Europe
Total Revenue	40,237	40,147	40,875
United States
Total Revenue	$ 70,752	$ 64,559	$ 56,332